Debt - Schedule of Future Principal Repayments on Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
2020	$ 106
2021	33
2022	338
2023	619
2024	751
Thereafter	1,321
Total long-term debt	$ 3,168	$ 3,285